Acquisitions	6 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions	ACQUISITIONSIn accordance with ASC Topic 805, Business Combinations (“ASC 805”), the Company allocates the purchase price of its acquisitions to the tangible assets, liabilities and intangible assets acquired based on fair values. Any excess purchase price over those fair values is recorded as goodwill. The fair value assigned to intangible assets acquired is supported by valuations using estimates and assumptions provided by management. Based on the valuation inputs, the Company has recorded assets acquired and liabilities assumed according the following fair value hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities; or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability.
Level 3	Unobservable inputs for the asset or liability
InsideResponse, LLC—On May 1, 2020, the Company acquired 100% of the outstanding membership units of InsideResponse for an aggregate purchase price of up to $65.0 million (subject to customary adjustments), as set forth in the Agreement and Plan of Merger, as amended on May 1, 2020 (the “Merger Agreement”). The purchase price is comprised of $32.7 million, which was paid in cash at the closing of the transaction and an earnout of up to $32.3 million. InsideResponse is an online marketing consulting firm the Company purchases leads from (refer to Note 15 to the condensed consolidated financial statements for related party information).
Under the terms of the Merger Agreement, total consideration in the acquisition consisted of the following as of the acquisition date:

(in thousands)
Base purchase price	$32,700
Fair value of earnout	30,437
Net working capital true-up(1)	3,527
Closing cash	904
Closing indebtedness	(476)
Total purchase consideration	$67,092
__________________
(1)The Company recorded a $0.1 million measurement period adjustment to the carrying amount of goodwill related to the net working capital true-up for the six months ended December 31, 2020.
The earnout will be paid in cash no later than 15 days after the accountant-reviewed stand-alone financial statements of InsideResponse, as of and for the period ending December 31, 2020, are finalized. The earnout is contingent upon the achievement of certain gross profit targets for InsideResponse in calendar year 2020, as set forth in the Merger Agreement, which provides for a range of possible payouts of up to $32.3 million. This assumes the minimum gross profit target of $12.3 million is reached, as otherwise there will be no consideration payout. As of the acquisition date, May 1, 2020, the fair value of the earnout liability was $30.4 million recorded as a current liability on the condensed consolidated balance sheet. Per the valuation, the earnout was discounted back to the valuation date at a counterparty risk adjusted rate of 5.00% which is designed to represent the Company’s incremental borrowing cost. As of December 31, 2020, the Company determined that InsideResponse had achieved the maximum gross profit target for calendar year 2020; therefore, the maximum fair market value of the earnout has been accrued. As a result, the Company recorded $0.4 million and $1.2 million in other expenses, net in the condensed consolidated statement of comprehensive income as an adjustment to the fair market value of the earnout liability during the three and six months ended December 31, 2020, respectively. Furthermore, each period until the February 2021 payout, the Company will accrete the earnout liability so that the fully expected earnout will be accrued as of the payout date. Changes in this measure have been recorded in the Company’s condensed consolidated statements of cash flows as a noncash reconciling item in the reconciliation of net income to net cash flows from operating activities.
At the date of acquisition, the fair value of net tangible assets acquired approximated their carrying value. The trade name acquired was determined using the relief from royalty method, which measures the value by estimating the cost savings associated with owning the asset rather than licensing it. For the proprietary software acquired, the replacement cost method under the cost approach was used, estimating the cost to rebuild the software. The non-compete agreements were valued using the income approach, and the customer relationships were valued using the multiple period excess earnings method. As such, all aforementioned intangible assets were valued using Level 3 inputs. Further, the Company believes that the fair value of the earn-out liability falls within Level 3 of the fair value hierarchy as a result of the unobservable inputs used for the measurement.
Goodwill resulting from the transaction represents the excess of the consideration transferred over the fair values of the assets acquired and liabilities assumed and primarily represents the expected synergies in streamlining the Company's marketing and advertising process by consolidating a primary vendor into its marketing team, providing full access to a rapidly growing and scalable lead generation strategy, guaranteeing our ability to consume more leads and reducing cost. This acquired goodwill is allocated to the Senior segment and approximately $5.0 million is deductible for tax purposes.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Description	Estimated Life	Amount
Cash and cash equivalents		$955
Accounts receivable		8,220
Other current assets		459
Property and equipment, net		51
Accounts payable		(2,922)
Accrued expenses		(737)
Other current liabilities		(8)
Other liabilities		(1)
Net tangible assets acquired		6,017

Trade Name	5 years	2,680
Proprietary Software	2-5 years	1,042
Non-compete agreements	3 years	192
Customer relationships	7 years	16,069
Goodwill	Indefinite	41,092
Total intangible assets acquired		61,075
Net assets acquired		$67,092
The Company will amortize the intangible assets acquired on a straight line basis over their estimated remaining lives, ranging from two to seven years.
Recent Acquisition—On February 1, 2021, the Company acquired substantially all of the assets of a lead distribution company for an aggregate purchase price of up to $33.5 million (subject to customary adjustments), as set forth in the Asset Purchase Agreement dated February 1, 2021. The purchase price is comprised of $30.0 million, of which $24.0 million was paid in cash at the closing of the transaction with an additional $6.0 million of holdback for indemnification claims, and an earnout of up to $3.5 million.
ACQUISITIONS
In accordance with ASC 805, the Company allocates the purchase price of its acquisitions to the tangible assets, liabilities and intangible assets acquired based on fair values. Any excess purchase price over those fair values is recorded as goodwill. The fair value assigned to intangible assets acquired is supported by valuations using estimates and assumptions provided by management.
On May 1, 2020, the Company acquired 100% of the outstanding membership units of InsideResponse LLC (“InsideResponse”) for an aggregate purchase price of up to $65.0 million (subject to customary adjustments), as set forth in the Merger Agreement. The purchase price is comprised of $32.7 million, which was paid in cash at the closing of the transaction, and an earnout of up to $32.3 million. InsideResponse is an online marketing consulting firm the Company purchases leads from (refer to Note 16 to the consolidated financial statements for related party information). The Company expensed $1.0 million of acquisition-related costs that were recorded to income from operations on the consolidated statement of comprehensive income.
Under the terms of the Merger Agreement, total consideration in the acquisition consisted of the following as of June 30, 2020:

(in thousands)
Base purchase price	$32,700
Fair value of earnout	30,437
Net working capital true-up	3,648
Closing cash	904
Closing indebtedness	(476)
Total purchase consideration	$67,213
The earnout, if any, will be made no later than 15 days after the accountant-reviewed stand-alone financial statements of InsideResponse, as of and for the period ending December 31, 2020, are finalized, and will be paid 65% in cash and 35% in shares of the Company's common stock (to be valued based on the average closing price of its common stock for the 10 trading days ending three trading days immediately preceding such payment date). The earnout is contingent upon the achievement of certain gross profit targets for InsideResponse in calendar year 2020, as set forth in the Merger Agreement, which provides for a range of possible payouts of up to $32.3 million. This assumes the minimum gross profit target of $12.3 million is reached, as otherwise there will be no consideration payout. As of the acquisition date, May 1, 2020, the fair value of the earnout liability was $30.4 million recorded as a current liability on the consolidated balance sheet. Per the valuation, the earnout was discounted back to the valuation date at a counterparty risk adjusted rate of 5.00% which is designed to represent the Company’s incremental borrowing cost. Each period, until the March 15, 2021, payout, the
Company will accrete the earnout liability at this rate with an additional fair market value adjustment through December 31, 2020, the end of the calculation period, so that the fully expected earnout will be accrued as of the payout date. As of June 30, 2020, the Company recorded $0.4 million in other expenses, net in the consolidated statement of comprehensive income, as an adjustment to the fair market value of the earnout liability. Further, changes in this measure will be recorded in the Company’s consolidated statements of cash flows as a noncash reconciling item in the reconciliation of net income to net cash flows from operating activities.
Based on the valuation inputs, the Company has recorded assets acquired and liabilities assumed according the following fair value hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities; or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability.
Level 3	Unobservable inputs for the asset or liability
At the date of acquisition, the fair value of net tangible assets acquired approximated their carrying value. The trade name acquired was determined using the relief from royalty method, which measures the value by estimating the cost savings associated with owning the asset rather than licensing it. For the proprietary software acquired, the replacement cost method under the cost approach was used, estimating the cost to rebuild the software. The non-compete agreements were valued using the income approach, and the customer relationships were valued using the multiple period excess earnings method. As such, all aforementioned intangible assets were valued using Level 3 inputs. Further, the Company believes that the fair value of the earn-out liability falls within Level 3 of the fair value hierarchy as a result of the unobservable inputs used for the measurement.
Goodwill resulting from the transaction represents the excess of the consideration transferred over the fair values of the assets acquired and liabilities assumed and primarily represents the expected synergies in streamlining the Company's marketing and advertising process by consolidating a primary vendor into our marketing team, providing full access to a rapidly growing and scalable lead generation strategy, guaranteeing our ability to consume more leads and reducing cost. This acquired goodwill is allocated to the Senior segment and approximately $5.0 million is deductible for tax purposes as of June 30, 2020.
The valuation of the acquired net assets remains preliminary while management completes its valuation, particularly the valuation of acquired intangible assets. The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Description	Estimated Life	Amount
Cash and cash equivalents		$955
Accounts receivable		8,220
Other current assets		459
Property and equipment, net		51
Accounts payable		(2,922)
Accrued expenses		(737)
Other current liabilities		(8)
Other liabilities		(1)
Net tangible assets acquired		6,017

Trade Name	5 years	2,680
Proprietary Software	2-5 years	1,042
Non-compete agreements	3 years	192
Customer relationships	7 years	16,069
Goodwill	Indefinite	41,213
Total intangible assets acquired		61,196

Net assets acquired		$67,213
The Company will amortize the intangible assets acquired on a straight line basis over their estimated remaining lives, ranging from 2 to 7 years.
From the date of acquisition, May 1, 2020 through June 30, 2020, InsideResponse generated revenue of $4.6 million included in production bonus and other on the consolidated statement of comprehensive income.